Average Annual Total Returns		12 Months Ended	16 Months Ended	20 Months Ended	25 Months Ended	60 Months Ended	85 Months Ended
	Jul. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nomura Global Listed Infrastructure ETF
Prospectus [Line Items]
Average Annual Return, Percent		20.98%			10.31%
Performance Inception Date	Nov. 28, 2023
Nomura Global Listed Infrastructure ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.41%			8.79%
Performance Inception Date	Nov. 28, 2023
Nomura Global Listed Infrastructure ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.36%			7.44%
Performance Inception Date	Nov. 28, 2023
Nomura Global Listed Infrastructure ETF | MSCI World Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent		21.09%			21.90%
Performance Inception Date	Nov. 28, 2023
Nomura Global Listed Infrastructure ETF | S&P Global Infrastructure Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent		21.54%			19.40%
Performance Inception Date	Nov. 28, 2023
Nomura Energy Transition ETF
Prospectus [Line Items]
Average Annual Return, Percent		35.06%			18.69%
Performance Inception Date	Nov. 28, 2023
Nomura Energy Transition ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.22%			18.19%
Performance Inception Date	Nov. 28, 2023
Nomura Energy Transition ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.71%			14.34%
Performance Inception Date	Nov. 28, 2023
Nomura Energy Transition ETF | MSCI ACWI Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%			21.84%
Performance Inception Date	Nov. 28, 2023
Nomura Energy Transition ETF | S&P 1500 Energy Sector Index
Prospectus [Line Items]
Average Annual Return, Percent		7.69%			6.45%
Performance Inception Date	Nov. 28, 2023
Nomura Focused Large Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.69%		11.04%
Performance Inception Date	May 14, 2024
Nomura Focused Large Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.62%		10.98%
Performance Inception Date	May 14, 2024
Nomura Focused Large Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.55%		8.46%
Performance Inception Date	May 14, 2024
Nomura Focused Large Growth ETF | Russell 1000® Growth Index
Prospectus [Line Items]
Average Annual Return, Percent		18.56%		23.51%
Performance Inception Date	May 14, 2024
Nomura Focused Large Growth ETF | Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent		17.37%		18.91%
Performance Inception Date	May 14, 2024
Nomura Focused Emerging Markets Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		69.40%	47.41%
Performance Inception Date	Sep. 04, 2024
Nomura Focused Emerging Markets Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		67.49%	45.87%
Performance Inception Date	Sep. 04, 2024
Nomura Focused Emerging Markets Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		41.05%	35.94%
Performance Inception Date	Sep. 04, 2024
Nomura Focused Emerging Markets Equity ETF | MSCI Emerging Markets Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	24.94%
Performance Inception Date	Sep. 04, 2024
Nomura Tax-Free USA Short Term ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.17%			4.00%
Performance Inception Date	Nov. 28, 2023
Nomura Tax-Free USA Short Term ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.83%			3.36%
Performance Inception Date	Nov. 28, 2023
Nomura Tax-Free USA Short Term ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.46%			3.18%
Performance Inception Date	Nov. 28, 2023
Nomura Tax-Free USA Short Term ETF | Bloomberg Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		4.25%			4.13%
Performance Inception Date	Nov. 28, 2023
Nomura Tax-Free USA Short Term ETF | Bloomberg 1-5 Year (Short) Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		4.11%			3.60%
Performance Inception Date	Nov. 28, 2023
Nomura Transformational Technologies ETF
Prospectus [Line Items]
Average Annual Return, Percent		38.18%				18.26%	25.35%
Performance Inception Date	Nov. 30, 2018
Nomura Transformational Technologies ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent
Performance Inception Date	Nov. 30, 2018
Nomura Transformational Technologies ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent
Performance Inception Date	Nov. 30, 2018
Nomura Transformational Technologies ETF | MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%				11.19%	12.64%
Performance Inception Date	Nov. 30, 2018
Nomura Transformational Technologies ETF | MSCI World Information Technology Index (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.50%				17.71%	23.27%
Performance Inception Date	Nov. 30, 2018